Stock-Based Compensation Plans - Summary of Nonvested Share (Details) - $ / shares	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, shares (in shares)	432,191	280,658	278,845
Granted, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 30.13	$ 29.53	$ 26.19
Shareholder-approved stock options plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Outstanding (in shares), Beginning	410,402	446,553
Weighted- Average Grant-Date Fair Value per Share (in dollars per share), Beginning	$ 25.21	$ 20.67
Granted, shares (in shares)	432,191	280,658
Granted, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 30.13	$ 29.53
Vested (in shares)	(287,031)	(301,921)
Vested, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 26.14	$ 21.88
Forfeited (in shares)	(75,180)	(14,888)
Forfeited, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 25.12	$ 25.16
Stock Options Outstanding (in shares), Ending	480,382	410,402	446,553
Weighted- Average Grant-Date Fair Value per Share (in dollars per share), Ending	$ 28.88	$ 25.21	$ 20.67